SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 19, 2018
Disclosure of subsequent events [line items]
Final, proposed dividends paid, ordinary shares per share	¥ 0.08	¥ 0.08	¥ 0.08
Guangzhou Land Development Center [member]
Disclosure of subsequent events [line items]
Total resumption compensation				¥ 6,000
Resumption compensation payable				¥ 1,300